PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30,	December 31,
	2024	2023

Office, equipment and facilities	$6,213	$6,332
R&D capitalization costs	3,373	3,345
Vehicles	2,399	2,192
Leasehold improvements	2,606	2,606
	14,591	14,475
Less: accumulated depreciation and amortization	9,841	9,281
Total property and equipment, net	$4,750	$5,194